Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-35877
Entity Registrant Name	HA SUSTAINABLE INFRASTRUCTURE CAPITAL, INC.
Entity Central Index Key	0001561894
Entity Tax Identification Number	46-1347456
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Park Place
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Annapolis
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21401
City Area Code	410
Local Phone Number	571-9860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	HASI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false